Loans from Investors	12 Months Ended
Dec. 31, 2025
Loans from Investors [Abstract]
Loans from investors

Note 14. Loans from investors

In 2024, the Company entered into three loan agreements totaling R$4.8 million, which are subject to Selic interest plus 8%-10% per year, and a 2% penalty on the value of the agreement if the loan payments become overdue. In 2025, the Company entered into two loan agreements totaling R$4.8 million, which are subject to Selic interest plus 13.48%. No payments have been issued on loans from investors as of December 31, 2025. No payments have been issued on the loans from investors as of December 31, 2025. The following is a summary of investor loan activity for the years ended December 31, 2025 and 2024:

As of January 1, 2024	13,901
Additions	4,750
Interest accrual	3,382
As of December 31, 2024	22,033
Additions	27,214
Payments	(4,037)
Interest accrual	7,497
As of December 31, 2025	52,707